Trade and other receivables - Summary of current assets - trade and other receivables (Detail) - AUD ($)	Dec. 31, 2023	Jun. 30, 2023
Disclosure of financial assets [line items]
Trade receivables		$ 610
GBM Agile deposit	$ 3,637,427	3,752,640
Trade and other receivables	3,742,671	3,899,154
Deposits Paid [Member]
Disclosure of financial assets [line items]
Other current receivables	39,851	40,870
GST Refundable [Member]
Disclosure of financial assets [line items]
Other current receivables	$ 65,393	$ 105,034